UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2017

Semiannual Report
to Shareholders

Deutsche Municipal Income Trust

Ticker Symbol: KTF

Contents

3 Performance Summary

5 Portfolio Management Team

5 Portfolio Summary

7 Investment Portfolio

22 Statement of Assets and Liabilities

23 Statement of Operations

24 Statement of Cash Flows

25 Statements of Changes in Net Assets

26 Financial Highlights

28 Notes to Financial Statements

37 Dividend Reinvestment and Cash Purchase Plan

40 Additional Information

42 Privacy Statement

The fund's investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2017 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/17
Deutsche Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	5.75%	0.19%	5.07%	7.49%
Based on Market Price(a)	9.87%	4.25%	5.19%	8.73%
Bloomberg Barclays Municipal Bond Index(b)	5.16%	1.46%	3.31%	4.58%
Morningstar Closed-End Municipal National Long Funds Category(c)	6.62%	0.92%	5.52%	6.02%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2017 was 1.92% (0.87% excluding interest expense).

(b) The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar’s Closed-End Municipal National Long Funds category represents muni national long portfolios that invest in municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with durations of seven years or more. This makes them more sensitive to interest rates, and thus riskier, than muni funds that focus on bonds with shorter maturities. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Municipal National Long Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/17	As of 11/30/16
Net Asset Value	$ 12.76	$ 12.47
Market Price	$ 13.63	$ 12.83
Premium (discount)	6.82%	2.89%

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/17: Income Dividends (common shareholders)	$ .42
Capital Gain Dividend (common shareholders)	$ .01
May Income Dividend (common shareholders)	$ .07
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/17†	6.58%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/17†	6.16%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/17†	11.63%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/17†	10.88%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund's distribution rate and a marginal income tax rate of 43.4%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Rebecca L. Flinn, Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1986.

— BA, University of Redlands, California.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/17	11/30/16

Revenue Bonds	70%	70%
Escrow to Maturity/Prerefunded Bonds	15%	18%
General Obligation Bonds	11%	9%
Lease Obligations	4%	3%
	100%	100%

Quality	5/31/17	11/30/16

AAA	3%	5%
AA	45%	43%
A	42%	43%
BBB	7%	7%
CC	0%	—
Not Rated	3%	2%
	100%	100%

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Inc. ("Fitch") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State/Territory Allocations (As a % of Investment Portfolio)	5/31/17	11/30/16

California	13%	12%
Texas	12%	12%
Florida	9%	9%
Nevada	6%	6%
New York	6%	7%

Interest Rate Sensitivity	5/31/17	11/30/16

Effective Maturity	5.0 years	5.1 years
Modified Duration	4.9 years	4.9 years

Leverage (As a % of Total Assets)	5/31/17	11/30/16

	37%	40%

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund's sensitivity to movements in interest rates based on the current interest rate environment.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 7. A fact sheet is available on deutschefunds.com or upon request. Please see the Additional Information section on page 40 for contact information.

Investment Portfolio as of May 31, 2017 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 126.4%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,862,380
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,280,779
5.5%, 12/1/2029	1,400,000	1,737,778
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,271,560
		6,290,117
California 17.8%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,869,110
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,622,162
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,053,750
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,950,749
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,752,700
5.25%, 4/1/2035	4,295,000	4,947,754
5.5%, 3/1/2040	1,370,000	1,523,344
6.0%, 4/1/2038	10,000,000	10,931,400
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,261,840
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,366,575
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,238,467
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	9,360,880
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,303,515
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,942,957
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,707,560
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,799,150
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,680,800
		89,312,713
Colorado 3.6%
Colorado, State Board of Governors, Colrado State University System Revenue, Series E-1, 5.0%, 3/1/2040	8,000,000	9,146,320
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,346,743
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,671,536
		18,164,599
District of Columbia 1.5%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032 (a)	600,000	731,400
Series A, 5.0%, 6/1/2033 (a)	700,000	851,228
Series A, 5.0%, 6/1/2034 (a)	1,000,000	1,210,140

District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	893,592
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,781,140
		7,467,500
Florida 12.5%
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,514,659
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,657,200
Series A, 5.5%, 10/1/2041	10,000,000	10,920,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	6,605,000	6,932,674
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	1,895,000	2,002,674
Series A-1, 5.375%, 10/1/2035	2,000,000	2,219,280
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,302,790
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,783,591
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,597,961
Prerefunded, 5.5%, 10/1/2028	3,770,000	4,002,647
5.75%, 10/1/2038	1,440,000	1,510,258
Prerefunded, 5.75%, 10/1/2038	3,560,000	3,791,471
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	826,956
Series A, 5.0%, 10/1/2036	865,000	990,485
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2040	7,250,000	7,917,652
Series A, Prerefunded, 5.0%, 7/1/2040	4,645,000	5,197,198
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	745,000	803,803
		62,971,499
Georgia 8.5%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,115,809
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,832,940
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2039	5,815,000	6,551,993
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	549,773
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,814,272
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	7,936,213
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,967,900
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	12,303,000
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, Prerefunded, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,512,718
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,135,866
		42,720,484
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	612,837
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,581,486
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,685,324
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,082,700
		7,349,510
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,701,300
6.75%, 11/1/2037	2,135,000	2,283,382
		4,984,682
Illinois 8.9%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,654,400
Series B, 6.0%, 1/1/2041	9,000,000	10,315,980
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,079,030
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,442,130
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, Prerefunded, 5.5%, 7/1/2038	5,750,000	6,038,305
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	7,000,000	3,053,680
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,048,764
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	1,320,000	1,395,834
Series B, Prerefunded, 5.375%, 4/1/2044	1,180,000	1,273,090
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	816,622
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,707,095
Series A, 5.0%, 11/15/2045	1,745,000	1,924,386
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,060,632
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,088,961
		44,898,909
Indiana 2.2%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	1,920,966
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,402,600
Indiana, State Municipal Power Agency Revenue, Series A, 5.0%, 1/1/2042	3,230,000	3,718,053
		11,041,619
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,151,240
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	351,142
Series A, 5.25%, 6/1/2041	480,000	540,437
		5,042,819
Louisiana 1.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	803,464
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,194,040
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,440,000	1,443,485
		5,440,989
Maryland 0.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	745,000	852,347
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,230,801
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	1,500,000	1,541,505
		3,624,653
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,859,350
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 5.75%, 7/1/2039	1,200,000	1,292,772
Series A, Prerefunded, 5.75%, 7/1/2039	2,370,000	2,603,587
		6,755,709
Michigan 5.2%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,249,147
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,510,400
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,190,898
Series H, 5.125%, 10/15/2033	2,495,000	2,688,687
Series I, 6.0%, 10/15/2038	35,000	37,259
Series I, Prerefunded, 6.0%, 10/15/2038	965,000	1,031,199
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	750,020
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, Prerefunded, 5.75%, 11/15/2039	5,000,000	5,577,550
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	1,963,800
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,270,840
		26,269,800
Minnesota 1.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,235,954
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,438,454
		6,674,408
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,618,345
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	360,329
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,515,668
Nevada 4.0%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,662,401
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, Prerefunded, 5.25%, 7/1/2031	10,000,000	10,035,700
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,511,272
		20,209,373
New Jersey 2.3%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	3,190,000	3,383,537
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	2,949,397
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,380,462
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,078,751
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,848,315
		11,640,462
New York 9.6%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	3,735,000	4,550,985
Series B-2, 5.0%, 11/15/2034	3,250,000	3,940,138
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,740,400
Series D, 5.0%, 11/15/2038	1,090,000	1,234,839
Series C, 5.0%, 11/15/2042	5,000,000	5,599,500
Series A-1, 5.25%, 11/15/2039	4,000,000	4,610,760
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,269,880
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,118,960
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	165,965
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	937,848
Series TE, 5.0%, 12/15/2035	1,000,000	1,169,650
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,242,788
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	240,266
5.0%, 9/1/2039	510,000	590,748
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	1,620,000	1,877,742
AMT, 5.0%, 10/15/2035	800,000	924,704
		48,215,173
North Carolina 0.6%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,235,770
North Dakota 0.8%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,846,398
Ohio 4.6%
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,366,098
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,783,530
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	4,320,000	4,846,435
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,344,350
Series B, 5.5%, 1/1/2039	3,500,000	3,741,045
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	4,088,480
		23,169,938
Pennsylvania 6.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,841,865
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,647,920
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,743,971
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	3,705,000	4,257,452
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,284,907
Series A-1, 5.0%, 12/1/2040	5,000,000	5,634,550
Series C, 5.0%, 12/1/2043	4,000,000	4,494,360
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,089,385
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 0.75%**, 10/1/2030, LOC: TD Bank NA	2,500,000	2,500,000
		33,494,410
Puerto Rico 0.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.5%, 8/1/2042*	2,255,000	580,663
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	2,000,000	2,138,100
South Carolina 4.6%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,652,962
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,116,500
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,789,368
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,468,560
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,085,451
		23,112,841
Tennessee 0.2%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	1,080,000	1,115,543
Texas 16.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,312,588
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,094,840
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,190,020
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	730,000	732,774
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,309,672
First Tier, Series A, 5.625%, 1/1/2033	430,000	440,514
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	3,070,000	3,156,021
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	6,500,000	6,686,810
First Tier, 6.0%, 1/1/2043	5,000,000	5,716,150
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,271,200
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,943,467
Series F, 5.25%, 11/1/2033	3,500,000	4,089,855
Series A, 5.25%, 11/1/2038	4,000,000	4,449,600
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	4,011,665
Series B, 5.25%, 10/1/2051	5,000,000	5,835,650
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.458%***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,381,035
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,166,300
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,314,321
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,811,578
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,768,160
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	277,765
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,507,928
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,209,160
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,394,784
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,026,825
		85,098,682
Virginia 0.4%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	450,104
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,482,491
		1,932,595
Washington 3.4%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,055,140
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,121,982
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,224,474
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,665,000
		17,066,596
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,533,881
Wisconsin 0.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,704,762
Total Municipal Bonds and Notes (Cost $572,475,420)		636,074,756

Underlying Municipal Bonds of Inverse Floaters (b) 30.6%
California 2.1%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (c)	10,000,000	10,707,100
Trust: California, State Revenues, Series 2016-XM0346, 144A, 11.74%, 5/15/2024, Leverage Factor at purchase date: 4 to 1
District of Columbia 2.3%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2041 (c)	10,000,000	11,739,500
Trust: District of Columbia, General Obligation, Series 2016-XM0325, 144A, 15.77%, 6/1/2024, Leverage Factor at purchase date: 4 to 1
Florida 2.3%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (c)	10,000,000	11,688,100
Trust: Florida, School Board, Series 2016-XM0182, 144A, 15.53%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 6.7%
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (c)	10,000,000	10,578,500
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 11.77%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	10,000,000	11,019,200
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 9.985%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	10,425,000	12,107,798
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 15.749%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		33,705,498
Nevada 6.0%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (c)	9,447,355	9,841,294
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (c)	9,919,723	10,333,358
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (c)	9,627,878	10,029,344
Trust: Nevada, General Obligation, Series 2016-XM0280, 144A, 12.169%, 12/1/2017, Leverage Factor at purchase date: 3 to 1
		30,203,996
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (c)	10,755,000	11,019,051
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 16.062%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (c)	10,200,000	10,448,778
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 16.07%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (c)	10,565,000	10,822,589
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 16.077%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		32,290,418
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	10,000,000	11,779,300
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 11.555%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	10,000,000	11,935,600
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 11.555%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $153,541,246)		154,049,512

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $726,016,666)†	157.0	790,124,268
Floating Rate Notes (b)	(20.5)	(103,281,576)
Series 2018 MTPS, at Liquidation Value	(39.5)	(198,750,000)
Other Assets and Liabilities, Net	3.0	15,183,321
Net Assets Applicable to Common Shareholders	100.0	503,276,013

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand, either daily or weekly, and are shown at their current rates as of May 31, 2017. Maturity date shown is the final maturity date.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2017.

† The cost for federal income tax purposes was $619,086,145. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $67,756,547. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,328,261 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,571,714.

(a) When-issued security.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized, usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$ —	$ 790,124,268	$ —	$ 790,124,268
Total	$ —	$ 790,124,268	$ —	$ 790,124,268

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of May 31, 2017 (Unaudited)
Assets
Investments in securities, at value (cost $726,016,666)	$ 790,124,268
Cash	685,675
Receivable for investments sold	7,495,472
Interest receivable	10,380,484
Other assets	9,117
Total assets	808,695,016
Liabilities
Payable for investments purchased — when-issued securities	2,732,544
Payable for floating rate notes issued	103,281,576
Interest expense payable on preferred shares	302,896
Accrued management fee	319,036
Accrued Trustees' fees	5,603
Other accrued expenses and payables	85,855
Series 2018 MTPS, net of deferred offering costs (liquidation value $198,750,000, see page 31 for more details)	198,691,493
Total liabilities	305,419,003
Net assets applicable to common shareholders, at value	$ 503,276,013
Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	7,133,088
Net unrealized appreciation (depreciation) on investments	64,107,602
Accumulated net realized gain (loss)	(2,444,619)
Paid-in capital	434,479,942
Net assets applicable to common shareholders, at value	$ 503,276,013
Net Asset Value
Net Asset Value per common share ($503,276,013 ÷ 39,456,526 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$ 12.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended May 31, 2017 (Unaudited)
Investment Income
Income: Interest	$ 18,490,379
Expenses: Management fee	1,904,489
Services to shareholders	18,991
Custodian fee	3,021
Professional fees	59,952
Reports to shareholders	33,726
Trustees' fees and expenses	14,259
Interest expense and amortization of MTPS debt issuance costs	2,690,835
Stock Exchange listing fees	17,296
Other	47,674
Total expenses	4,790,243
Net investment income	13,700,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,028,066
Change in net unrealized appreciation (depreciation) on investments	13,281,717
Net gain (loss)	14,309,783
Net increase (decrease) in net assets resulting from operations	$ 28,009,919

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended May 31, 2017 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 28,009,919
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities: Purchases of long-term investments	(145,379,254)
Net amortization of premium/(accretion of discount)	784,329
Proceeds from sales and maturities of long-term investments	177,704,389
(Increase) decrease in interest receivable	996,480
(Increase) decrease in other assets	8,030
(Increase) decrease in receivable for investments sold	(4,683,851)
Increase (decrease) in payable for investments purchased	(2,583,490)
Increase (decrease) in payable for investments purchased — when-issued securities	2,732,544
Increase (decrease) in other accrued expenses and payables	208,795
Change in unrealized (appreciation) depreciation on investments	(13,281,717)
Net realized (gain) loss from investments	(1,028,066)
Cash provided by (used in) operating activities	43,488,108
Cash Flows from Financing Activities
(Increase) decrease in deferred offering cost on Series 2018 MTPS	58,183
Distributions paid (net of reinvestment of distributions)	(16,455,929)
Increase (decrease) in payable for floating rate notes issued	(26,483,380)
Cash provided by (used in) financing activities	(42,881,126)
Increase (decrease) in cash	606,982
Cash at beginning of period	78,693
Cash at end of period	$ 685,675
Supplemental Disclosure
Reinvestment of distributions	$ 754,542
Interest expense and fees on floating rate notes issued	$ (870,815)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Operations: Net investment income	$ 13,700,136	$ 29,595,580
Net realized gain (loss)	1,028,066	3,690,317
Change in net unrealized appreciation (depreciation)	13,281,717	(38,311,453)
Net increase (decrease) in net assets resulting from operations	28,009,919	(5,025,556)
Net increase (decrease) in net assets applicable to common shareholders	28,009,919	(5,025,556)
Distributions to common shareholders from: Net investment income	(16,561,641)	(33,053,900)
Net realized gains	(398,007)	—
Total distributions	(16,959,648)	(33,053,900)
Fund share transactions: Net proceeds from shares issued to common shareholders in reinvestment of distributions	754,542	1,306,293
Net increase (decrease) in net assets from Fund share transactions	754,542	1,306,293
Increase (decrease) in net assets	11,804,813	(36,773,163)
Net assets at beginning of period applicable to common shareholders	491,471,200	528,244,363
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $7,133,088 and $9,994,593, respectively)	$ 503,276,013	$ 491,471,200
Other Information
Common shares outstanding at beginning of period	39,396,905	39,300,734
Shares issued to common shareholders in reinvestment of distributions	59,621	96,171
Common shares outstanding at end of year	39,456,526	39,396,905

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 5/31/17 (Unaudited)		Years Ended November 30,
		2016	2015	2014	2013	2012
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$ 12.47	$ 13.44	$ 13.84	$ 12.70	$ 14.74	$ 12.56
Income (loss) from investment operations: Net investment income[a]	.35	.75	.82	.83	.85	.89
Net realized and unrealized gain (loss)	.37	(.88)	(.36)	1.16	(2.04)	1.96
Total from investment operations	.72	(.13)	.46	1.99	(1.19)	2.85
Distributions to remarketed preferred shareholders from net investment income (common share equivalent)	—	—	(.00)***	(.00)***	(.00)***	(.01)
Net increase (decrease) in net assets from operations applicable to common shareholders	.72	(.13)	.46	1.99	(1.19)	2.84
Less distributions applicable to common shareholders from: Net investment income	(.42)	(.84)	(.84)	(.84)	(.84)	(.84)
Net realized gains	(.01)	—	(.02)	(.01)	(.01)	(.01)
Total distributions	(.43)	(.84)	(.86)	(.85)	(.85)	(.85)
NAV accretion resulting from Remarketed Preferred Shares tendered at a discount[a]	—	—	—	—	—	.19
Net asset value, end of period	$ 12.76	$ 12.47	$ 13.44	$ 13.84	$ 12.70	$ 14.74
Market price, end of period	$ 13.63	$ 12.83	$ 13.45	$ 13.27	$ 11.80	$ 15.39
Total Return
Based on net asset value (%)[b]	5.75**	(1.27)	3.51	16.21	(8.13)	24.85
Based on market price (%)[b]	9.87**	1.50	8.04	19.92	(18.25)	24.22

Financial Highlights (continued)
Six Months Ended 5/31/17 (Unaudited)		Years Ended November 30,
		2016	2015	2014	2013	2012
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	503	491	528	544	499	578
Ratio of expenses (%) (including interest expense)[c,d]	1.94*	1.59	1.41	1.45	1.36	1.16
Ratio of expenses (%) (excluding interest expense)[e]	.85*	.85	.88	.88	.87	.96
Ratio of net investment income (%)	5.54*	5.56	6.01[f]	6.23[f]	6.25[f]	6.52[f]
Portfolio turnover rate (%)	18**	40	19	18	32	40
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding: Remarketed Preferred Shares ($ millions)	—	—	—	10	10	10
Series MTPS ($ millions)	199	199	199	189	189	189
Asset coverage per share ($)[g]	17,661	17,364	18,289	18,675	17,544	19,538
Liquidation and market price per share ($)	5,000	5,000	5,000	5,000	5,000	5,000

[a] Based on average common shares outstanding during the period.

[b] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series MTPS.

[d] The ratio of expenses (based on net assets of common and Preferred Shares, including interest expense) was 1.38%, 1.16%, 1.03%, 1.05%, 0.99% and 0.84% for the periods ended May 31, 2017, November 30, 2016, 2015, 2014, 2013 and 2012, respectively.

[e] The ratio of expenses (based on net assets of common and Preferred Shares, excluding interest expense) was 0.61%, 0.62%, 0.64%, 0.64%, 0.63% and 0.71% for the periods ended May 31, 2017, November 30, 2016, 2015, 2014, 2013 and 2012, respectively.

[f] The ratio of net investment income after distributions paid to Remarketed Preferred Shareholders was 6.01%, 6.23%, 6.25% and 6.46% for the periods ended November 30, 2015, 2014, 2013 and 2012, respectively.

[g] Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. For the six months ended May 31, 2017, interest expense related to floaters amounted to $870,815. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2017 was approximately $115,228,000, with a weighted average interest rate of 1.51%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. As of July 17, 2017, the Volcker Rule's final compliance date, all Fund TOB Trusts were structured to be in compliance with the Volcker Rule. Any new TOB Trust structures must currently comply with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to traditional TOB Trust structures, with certain key differences. The basic features of the new Volcker-compliant TOB Trust structure currently intended to be implemented by the funds are as follows:

— Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.

— Similar to traditional TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.

— Unlike traditional TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.

— Consistent with traditional TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.

— A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in traditional TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.

The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2016, the Fund had a net tax basis capital loss carryforward of approximately $6,428,000, including $4,661,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2017 ($2,864,000), November 30, 2018 ($500,000) and November 30, 2019 ($1,297,000), the respective expiration dates, whichever occurs first; and $1,767,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,767,000).

The Fund has reviewed the tax positions for the open tax years as of November 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. At May 31, 2017, the Fund had issued and outstanding 39,750 Floating Rate Municipal Term Preferred Shares ("Series 2018 MTPS") in a private offering with an aggregate liquidation preference of $198,750,000 ($5,000 per share). The Series 2018 MTPS are floating rate preferred shares with a mandatory term redemption date of June 1, 2018, unless extended. Dividends on the Series 2018 MTPS are set weekly to a fixed spread (dependent on the then current rating of the Series 2018 MTPS) to the Securities Industry and Financial Markets Association ("SIFMA") Municipal Swap Index. The average annualized dividend rate on the Series 2018 MTPS for the period December 1, 2016 through May 31, 2017 was 1.73%. In the Fund's Statement of Assets and Liabilities, the Series 2018 MTPS' aggregate liquidation preference is shown as a liability since the Series 2018 MTPS have a stated mandatory redemption date. Dividends paid on the Series 2018 MTPS are treated as interest expense and recorded as incurred. For the period December 1, 2016 through May 31, 2017, interest expense related to Series 2018 MTPS amounted to $1,761,836. Costs directly related to the issuance of Series 2018 MTPS have been deferred and are being amortized over the life of the MTPS. The Series 2018 MTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation. The Fund used a portion of the proceeds from the sale of its Series 2018 MTPS to fund the redemption on June 1, 2015 of all of its outstanding Floating Rate Municipal Term Preferred Shares ("Series 2015 MTPS") and used the remaining portion of its Series 2018 MTPS offering proceeds to fund the redemption of all of its outstanding Series B, C and E remarketed preferred shares ("Remarketed Preferred Shares"). The redemption date for the Fund’s Series B and C Remarketed Preferred Shares was June 12, 2015, and the redemption date for its Series E Remarketed Preferred Shares was June 15, 2015. The Remarketed Preferred Shares were redeemed at their respective liquidation preferences per share plus dividends owed to, but excluding, the applicable redemption dates.

As a result of its Series 2018 MTPS issuance and the redemption of the outstanding Series 2015 MTPS and Remarketed Preferred Shares, the Fund’s leverage attributable to preferred shares remains unchanged.

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2018 MTPS, the Fund is subject to various investment restrictions that are substantially similar to those that were in place with respect to the Series 2015 MTPS. These investment restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2018 MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2018 MTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2018 MTPS in accordance with the Fund's charter documents and the 1940 Act.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred shareholder is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund's common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's common shares. Changes in the value of the Fund's portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund's leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at May 31, 2017.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $145,379,254 and $177,704,389, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.55% of the Fund's average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2018 MTPS).

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DSC aggregated $11,452, of which $6,855 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,909, of which $6,886 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the period ended May 31, 2017, the Fund engaged in securities purchases of $38,180,000 and securities sales of $44,185,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2017 and the year ended November 30, 2016, the Fund did not repurchase shares in the open market.

On September 21, 2016, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2016 until November 30, 2017, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2015 and ran until November 30, 2016.

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact Deutsche AM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the "Account") for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares") and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o Deutsche AM Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to Deutsche AM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Line	Deutsche AM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	Deutsche AM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

NYSE Symbol	KTF
CUSIP Numbers	Common Shares	25160C 106

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 21, 2016, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2016 until November 30, 2017, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2015 and ran until November 30, 2016.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	7/28/2017